Notes Payable, Related Parties - Schedule of Notes Payable to Related Parties (Details) - USD ($)		Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Total		$ 125,155	$ 124,800
Unsecured Convertible Promissory Notes [Member]
Total	[1]	$ 124,800	$ 115,910

[1]	On July 27, 2018, the Company executed a Convertible Note (the "Convertible Note") payable to Around the Clock Partners, LP in the principal amount of $124,800. The Convertible Note was issued for compensation due for consulting services. The Convertible Note is convertible, in whole or in part, at any time and from time to time before maturity (July 27, 2019) at the option of the holder at the conversion price which shall be equal to the lower of: (a) 50% of the lowest trading price of the Company's common stock during the 25 consecutive Trading Days prior to the date on which Holder elects to convert all or part of the Note or (b) 50% of the lowest trading price of the Company's common stock during the 25 consecutive Trading Days prior to the Effective Date. The Convertible Note has a term of one (1) year and bears interest at 5% annually. At December 31, 2019, $124,800 principal plus all inherit interest were due.